Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone: 215.564.8000 Fax: 215.564.8120 www.stradley.com

Mena R. Larmour, Esq.
(215) 564-8014
October 19, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Short-Term Investments Trust (the “Registrant”) File Nos. 002-58287 and 811-02729 Rule 485(a) Filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 89/90 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed in order to register CAVU Securities Class shares of Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (the “Funds”). The Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed the Funds’ complete registration statement in connection with a Rule 485(a) filing filed on July 29, 2016 as Post-Effective Amendment Nos. 72/73, Accession No. 0001193125-16-664463 (“PEA 72”), which did not include CAVU Securities Class shares. The Amendment is substantially the same as PEA 72 except that the Amendment relates to CAVU Securities Class shares whereas PEA 72 relates to Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The primary material changes from the Amendment as compared to PEA 72 are provisions in the Funds’ combined prospectus and SAI relating to the addition of CAVU Securities Class shares. The sections in the Funds’ combined prospectus and SAI that we believe contain the new information related to CAVU Securities Class shares are:

Prospectus:
•	Fees and Expenses of the Fund
•	Performance Information
•	Purchase and Sale of Fund Shares
•	Shareholder Account Information

SAI:
•	Distribution of Securities
•	Appendix L

The Registrant intends, on or prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) updating financial and certain other information contained in the prospectus and the SAI; and (iii) making certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Linh H. Nguyen, Esq. at (215) 564-8080.

Very truly yours, /s/ Mena R. Larmour Mena R. Larmour